First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 98.6%
	Aerospace & Defense — 7.7%
1,116	AeroVironment, Inc. (a)	$217,062
592	Axon Enterprise, Inc. (a)	383,000
616	BWX Technologies, Inc.	80,604
545	Curtiss-Wright Corp.	203,628
4,186	Embraer S.A., ADR (a)	160,031
778	HEICO Corp., Class A	164,259
8,918	Kratos Defense & Security Solutions, Inc. (a)	241,589
9,871	Leonardo DRS, Inc. (a)	343,215
857	Loar Holdings, Inc. (a)	78,913
400	Moog, Inc., Class A	88,508
1,648	Rocket Lab USA, Inc. (a)	44,957
		2,005,766
	Air Freight & Logistics — 0.5%
2,476	Hub Group, Inc., Class A	127,861
	Automobile Components — 1.0%
1,921	Modine Manufacturing Co. (a)	260,853
	Banks — 0.7%
1,436	Bancorp (The), Inc. (a)	83,905
1,150	Western Alliance Bancorp	107,652
		191,557
	Beverages — 0.1%
922	Celsius Holdings, Inc. (a)	26,231
	Biotechnology — 8.1%
2,889	Apogee Therapeutics, Inc. (a)	130,438
2,227	Avidity Biosciences, Inc. (a)	95,828
5,897	Crinetics Pharmaceuticals, Inc. (a)	337,308
5,021	Exelixis, Inc. (a)	183,066
2,854	Halozyme Therapeutics, Inc. (a)	137,563
199	Insmed, Inc. (a)	14,957
223	Krystal Biotech, Inc. (a)	44,025
2,234	Kymera Therapeutics, Inc. (a)	104,663
1,736	Merus N.V. (a)	77,842
1,325	Natera, Inc. (a)	222,308
1,061	Nuvalent, Inc., Class A (a)	102,577
759	PTC Therapeutics, Inc. (a)	33,305
1,526	Rhythm Pharmaceuticals, Inc. (a)	94,673
2,876	Travere Therapeutics, Inc. (a)	54,098
2,083	Ultragenyx Pharmaceutical, Inc. (a)	99,213
2,034	Vaxcyte, Inc. (a)	191,888
4,330	Xenon Pharmaceuticals, Inc. (a)	184,588
		2,108,340
	Broadline Retail — 0.5%
1,419	Ollie’s Bargain Outlet Holdings, Inc. (a)	140,410
Shares	Description	Value

	Building Products — 2.3%
2,607	AAON, Inc.	$355,438
2,304	AZEK (The) Co., Inc. (a)	122,388
40	CSW Industrials, Inc.	16,896
1,526	Trex Co., Inc. (a)	114,496
		609,218
	Capital Markets — 2.0%
371	Evercore, Inc., Class A	114,231
451	MarketAxess Holdings, Inc.	116,669
489	Piper Sandler Cos.	167,722
3,415	Virtu Financial, Inc., Class A	127,414
		526,036
	Chemicals — 0.8%
748	Aspen Aerogels, Inc. (a)	11,070
785	Balchem Corp.	141,708
2,101	Element Solutions, Inc.	60,257
		213,035
	Commercial Services & Supplies — 1.4%
3,582	Montrose Environmental Group, Inc. (a)	67,413
3,491	Tetra Tech, Inc.	144,911
1,387	VSE Corp.	162,640
		374,964
	Communications Equipment — 0.3%
1,199	Ciena Corp. (a)	83,594
	Construction & Engineering — 2.0%
2,378	Ameresco, Inc., Class A (a)	66,988
284	Comfort Systems USA, Inc.	140,089
728	Construction Partners, Inc., Class A (a)	73,972
163	EMCOR Group, Inc.	83,150
546	Everus Construction Group, Inc. (a)	34,758
614	Sterling Infrastructure, Inc. (a)	119,392
		518,349
	Construction Materials — 0.7%
1,744	Knife River Corp. (a)	180,504
	Consumer Finance — 2.5%
2,846	Encore Capital Group, Inc. (a)	139,981
14,368	EZCORP, Inc., Class A (a)	183,910
1,665	FirstCash Holdings, Inc.	181,252
1,781	Upstart Holdings, Inc. (a)	140,325
		645,468

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 1.3%
1,523	Chefs’ Warehouse (The), Inc. (a)	$68,093
1,701	Sprouts Farmers Market, Inc. (a)	262,771
		330,864
	Diversified Consumer Services — 0.8%
1,043	Bright Horizons Family Solutions, Inc. (a)	120,602
731	Stride, Inc. (a)	78,122
		198,724
	Electrical Equipment — 1.4%
4,110	Enovix Corp. (a)	38,017
348	Generac Holdings, Inc. (a)	65,494
458	Powell Industries, Inc.	122,460
1,007	Vertiv Holdings Co., Class A	128,493
		354,464
	Electronic Equipment, Instruments & Components — 3.0%
379	Badger Meter, Inc.	82,175
1,576	Cognex Corp.	63,008
2,401	Coherent Corp. (a)	240,484
713	Fabrinet (a)	167,256
1,164	Itron, Inc. (a)	137,969
7,190	nLight, Inc. (a)	78,083
		768,975
	Energy Equipment & Services — 1.3%
1,005	Cactus, Inc., Class A	69,003
8,197	TechnipFMC PLC	257,140
		326,143
	Financial Services — 0.5%
951	Paymentus Holdings, Inc., Class A (a)	35,957
2,312	Toast, Inc., Class A (a)	100,665
		136,622
	Food Products — 0.8%
1,380	Freshpet, Inc. (a)	211,209
	Ground Transportation — 0.7%
2,701	RXO, Inc. (a)	81,435
176	Saia, Inc. (a)	100,158
		181,593
	Health Care Equipment & Supplies — 3.7%
1,471	Glaukos Corp. (a)	211,309
1,965	Globus Medical, Inc., Class A (a)	168,224
110	Insulet Corp. (a)	29,346
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
876	Integer Holdings Corp. (a)	$123,078
1,117	iRhythm Technologies, Inc. (a)	97,140
628	Lantheus Holdings, Inc. (a)	56,061
5,671	Neogen Corp. (a)	80,415
2,779	Tandem Diabetes Care, Inc. (a)	85,121
1,447	TransMedics Group, Inc. (a)	125,469
		976,163
	Health Care Providers & Services — 1.2%
2,507	Acadia Healthcare Co., Inc. (a)	101,859
2,029	HealthEquity, Inc. (a)	206,025
		307,884
	Health Care Technology — 0.7%
2,746	HealthStream, Inc.	90,893
3,660	Schrodinger, Inc. (a)	82,606
		173,499
	Hotels, Restaurants & Leisure — 4.7%
1,287	Cava Group, Inc. (a)	181,338
2,239	Dutch Bros, Inc., Class A (a)	120,301
4,506	First Watch Restaurant Group, Inc. (a)	86,020
3,509	Krispy Kreme, Inc.	38,669
5,252	Life Time Group Holdings, Inc. (a)	127,466
2,638	Papa John’s International, Inc.	131,452
553	Shake Shack, Inc., Class A (a)	73,953
8,372	Sweetgreen, Inc., Class A (a)	343,085
385	Wingstop, Inc.	126,576
		1,228,860
	Household Durables — 1.1%
1,290	Champion Homes, Inc. (a)	133,812
365	Installed Building Products, Inc.	83,490
326	Meritage Homes Corp.	62,289
		279,591
	Insurance — 3.5%
641	HCI Group, Inc.	78,119
1,607	Kemper Corp.	114,884
262	Kinsale Capital Group, Inc.	133,211
1,844	Oscar Health, Inc., Class A (a)	31,957
2,240	Palomar Holdings, Inc. (a)	242,592
2,713	Ryan Specialty Holdings, Inc.	204,560
1,915	Skyward Specialty Insurance Group, Inc. (a)	103,621
		908,944

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Interactive Media & Services — 0.4%
3,389	MediaAlpha, Inc., Class A (a)	$42,803
2,883	QuinStreet, Inc. (a)	65,675
		108,478
	IT Services — 1.7%
12,919	Core Scientific, Inc. (a)	230,992
446	Globant S.A. (a)	101,581
458	Wix.com Ltd. (a)	102,473
		435,046
	Life Sciences Tools & Services — 2.2%
1,862	Azenta, Inc. (a)	86,043
3,763	BioLife Solutions, Inc. (a)	103,370
1,304	Bio-Techne Corp.	98,269
234	ICON PLC (a)	49,199
323	Medpace Holdings, Inc. (a)	110,023
46	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0
46	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
790	Repligen Corp. (a)	118,927
		565,831
	Machinery — 4.4%
908	Allison Transmission Holdings, Inc.	107,598
844	Crane Co.	153,675
1,026	Federal Signal Corp.	99,943
2,809	Flowserve Corp.	171,405
551	John Bean Technologies Corp.	69,437
3,666	Kornit Digital Ltd. (a)	116,579
678	Lindsay Corp.	90,018
618	RBC Bearings, Inc. (a)	207,098
671	SPX Technologies, Inc. (a)	118,391
		1,134,144
	Media — 0.7%
10,923	Magnite, Inc. (a)	183,397
	Metals & Mining — 1.0%
628	Carpenter Technology Corp.	121,857
6,442	Pan American Silver Corp.	141,531
		263,388
	Oil, Gas & Consumable Fuels — 3.0%
1,841	Cameco Corp.	109,447
1,445	Expand Energy Corp.	142,997
5,511	Magnolia Oil & Gas Corp., Class A	152,875
16,493	Uranium Energy Corp. (a)	137,057
4,523	Viper Energy, Inc.	244,740
		787,116
Shares	Description	Value

	Personal Care Products — 1.6%
5,452	BellRing Brands, Inc. (a)	$427,764
	Pharmaceuticals — 2.5%
1,800	Edgewise Therapeutics, Inc. (a)	59,400
928	Intra-Cellular Therapies, Inc. (a)	79,483
1,473	Ligand Pharmaceuticals, Inc. (a)	178,925
643	Septerna, Inc. (a)	16,262
2,124	Structure Therapeutics, Inc., ADR (a)	70,411
3,813	Supernus Pharmaceuticals, Inc. (a)	139,441
7,532	WaVe Life Sciences Ltd. (a)	113,733
		657,655
	Professional Services — 1.9%
743	FTI Consulting, Inc. (a)	150,472
852	ICF International, Inc.	118,062
1,652	Maximus, Inc.	123,074
1,148	Parsons Corp. (a)	110,105
		501,713
	Real Estate Management & Development — 0.3%
10,164	Compass Inc., Class A (a)	72,063
	Semiconductors & Semiconductor Equipment — 5.0%
1,063	Ambarella, Inc. (a)	76,058
2,539	Astera Labs, Inc. (a)	262,152
2,034	Credo Technology Group Holding Ltd. (a)	99,585
321	Impinj, Inc. (a)	61,699
1,388	Lattice Semiconductor Corp. (a)	78,769
1,001	MACOM Technology Solutions Holdings, Inc. (a)	132,953
575	Onto Innovation, Inc. (a)	94,404
1,099	Power Integrations, Inc.	71,995
1,440	Rambus, Inc. (a)	83,246
2,112	Semtech Corp. (a)	135,252
559	Silicon Laboratories, Inc. (a)	61,853
649	SiTime Corp. (a)	137,835
		1,295,801
	Software — 12.8%
396	Agilysys, Inc. (a)	53,183
1,845	Alkami Technology, Inc. (a)	72,822
731	Altair Engineering, Inc., Class A (a)	77,201
212	Aspen Technology, Inc. (a)	53,000
1,545	Braze, Inc., Class A (a)	61,367
2,904	Cleanspark, Inc. (a)	41,672
6,287	Clearwater Analytics Holdings, Inc., Class A (a)	195,149
957	Commvault Systems, Inc. (a)	164,212

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,364	CyberArk Software Ltd. (a)	$441,268
1,538	Descartes Systems Group (The), Inc. (a)	179,746
963	Guidewire Software, Inc. (a)	195,383
1,724	Intapp, Inc. (a)	107,836
733	Manhattan Associates, Inc. (a)	209,228
651	Monday.com Ltd. (a)	185,769
1,436	Nutanix, Inc., Class A (a)	93,742
3,727	PROS Holdings, Inc. (a)	86,355
2,037	Rubrik, Inc., Class A (a)	103,520
3,185	SentinelOne, Inc., Class A (a)	89,021
872	SPS Commerce, Inc. (a)	168,357
2,190	Tenable Holdings, Inc. (a)	91,936
19,292	Terawulf, Inc. (a)	152,214
6,154	Varonis Systems, Inc. (a)	307,454
1,813	Vertex, Inc., Class A (a)	98,355
4,707	Zeta Global Holdings Corp., Class A (a)	100,259
		3,329,049
	Specialty Retail — 3.1%
436	Abercrombie & Fitch Co., Class A (a)	65,265
2,371	Academy Sports & Outdoors, Inc.	116,772
726	Boot Barn Holdings, Inc. (a)	99,564
706	Carvana Co. (a)	183,856
661	Five Below, Inc. (a)	61,275
268	Lithia Motors, Inc.	103,689
4,857	Revolve Group, Inc. (a)	175,240
		805,661
	Technology Hardware, Storage & Peripherals — 0.3%
1,456	Pure Storage, Inc., Class A (a)	77,153
	Trading Companies & Distributors — 2.4%
265	Applied Industrial Technologies, Inc.	72,801
551	Beacon Roofing Supply, Inc. (a)	62,274
2,084	FTAI Aviation Ltd.	351,821
867	SiteOne Landscape Supply, Inc. (a)	132,867
		619,763
	Total Common Stocks	25,659,743
	(Cost $20,038,568)
Shares	Description	Value
MONEY MARKET FUNDS — 1.4%
365,323	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.51% (f)	$365,323
	(Cost $365,323)

	Total Investments — 100.0%	26,025,066
	(Cost $20,403,891)
	Net Other Assets and Liabilities — (0.0)%	(11,408)
	Net Assets — 100.0%	$26,013,658

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At November 30, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(f)	Rate shown reflects yield as of November 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows:

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 565,831	$ 565,831	$ —	$ —**
Other Industry Categories*	25,093,912	25,093,912	—	—
Money Market Funds	365,323	365,323	—	—
Total Investments	$26,025,066	$26,025,066	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of November 30, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	46	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	46	0.00	0	0	0.00
				$0	$0	0.00%